INCOME TAXES - Summary of the components of deferred tax assets and liabilities (Details - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Investment in partnership	$ 116,053
Net operating loss carryforwards	20,655
Transaction costs	1,120
Tax credits	559
Deferred revenue	416
Equity-based compensation	293
Other	181	$ 800
Total deferred tax assets	139,277	800
Valuation allowance	(138,652)	$ (800)
Deferred tax assets, net	625
Deferred tax liabilities
Other	(608)
Total deferred tax liabilities	(608)
Net deferred tax assets	$ 17